LEASES - Future minimum payments (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
LEASES
2026	$ 149,720
2027	83,629
2028	81,688
2029	81,688
2030	61,267
Total lease payments	457,992
Less: imputed interest	(37,638)
Total operating lease liabilities	$ 420,354	$ 160,645